SHAREHOLDERS EQUITY - Dividends payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Stock
Statutory reserve for investments (as a percent)	75.00%
Minimum mandatory dividend (as a percent)	25.00%
Allocation of the residual result for the year
Balance for the destination of the year	R$ 4,549,774	R$ 3,635,377	R$ 5,646,141
Legal reserve	(227,489)	(181,769)
Mandatory Dividends	(1,080,571)	(863,402)
Additional proposed dividends	(216,114)
Subtotal to distribute	3,025,600	2,590,206
Constitution of Statutory Reserves and Profit Retention	R$ (3,025,600)	R$ (2,590,206)
Class A preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	8.00%
Class B preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	6.00%